Annual Total Returns [BarChart] - LVIP Vanguard International Equity ETF Fund - Standard Class	May 01, 2021
Bar Chart Table:
2012	19.35%
2013	14.75%
2014	(4.64%)
2015	(2.95%)
2016	3.72%
2017	28.31%
2018	(14.71%)
2019	22.20%
2020	10.89%